Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill balance, beginning of year	$ 2,373	$ 2,373
Goodwill balance, end of year	15,504	2,373
Kit CRM Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	6,929	0
Boltmade Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	5,450	0
Other Acquisitions
Goodwill [Roll Forward]
Increase related to acquisitions	$ 752	$ 0